Common Stock Subscriptions Receivable (Details Narrative)	12 Months Ended
Feb. 28, 2017 USD ($)
Common Stock Subscriptions Receivable
Stock issued	$ 5,000
Accrued additional stock	7,150
Total amount	$ 12,150